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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: 12/31/2008

          Check here if Amendment |_|: Amendment Number: __________

               This Amendment (Check only one): |_| is a restatement
                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GENEVA INVESTMENT MANAGEMENT OF CHICAGO, LLC
Address: 181 WEST MADISON, SUITE 3575, CHICAGO, IL 60602

Form 13F File Number 28-10799

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Thomas W. Ulrich
Title: Principal
Phone: 312-422-1720

Signature, Place, and Date of Signing:


/s/ Thomas W. Ulrich
------------------------
(Signature)

Chicago, Illinois
(City, State)

February 13, 2009
(Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         132
Form 13F Information Table Value Total:   1,246,442 (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE
                                   12/31/2008

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8

            NAME                   TITLE                 VALUE     SHRS OR           PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
          OF ISSUER              OF CLASS      CUSIP   (X$1,000)   PRN AMT   SH/PRN  CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                      COM      580135101    72,303  1,162,625                  SOLE              1,162,625
PHILIP MORRIS INTL INC              COM      718172109    50,699  1,165,227                  SOLE              1,165,227
STERICYCLE INC                      COM      858912108    45,688    877,268                  SOLE                877,268
GILEAD SCIENCES INC                 COM      375558103    37,134    726,142                  SOLE                726,142
ALCON INC                         COM SHS    H01301102    34,519    387,031                  SOLE                387,031
MASTERCARD INC                     CL A      57636Q104    32,236    225,544                  SOLE                225,544
GOOGLE INC                         CL A      38259P508    31,943    103,832                  SOLE                103,832
MONSANTO CO NEW                     COM      61166W101    31,133    442,557                  SOLE                442,557
CELGENE CORP                        COM      151020104    31,011    560,981                  SOLE                560,981
APPLE INC                           COM      037833100    30,492    357,267                  SOLE                357,267
BLACKROCK INC                       COM      09247X101    29,240    217,966                  SOLE                217,966
CH ROBINSON WORLDWIDE INC         COM NEW    12541W209    28,779    522,987                  SOLE                522,987
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP 559080106    28,095    930,021                  SOLE                930,021
SCHWAB CHARLES CORP NEW             COM      808513105    27,265  1,686,178                  SOLE              1,686,178
FASTENAL CO                         COM      311900104    26,835    770,019                  SOLE                770,019
AMAZON COM INC                      COM      023135106    26,410    515,030                  SOLE                515,030
CHEVRON CORP NEW                    COM      166764100    25,407    343,480                  SOLE                343,480
QUALCOMM INC                        COM      747525103    24,682    688,880                  SOLE                688,880
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN 726503105    22,575    650,775                  SOLE                650,775
BARD CR INC                         COM      067383109    22,418    266,061                  SOLE                266,061
CAPELLA EDUCATION COMPANY           COM      139594105    21,847    371,801                  SOLE                371,801
EXELON CORPORATION                  COM      30161N101    21,554    387,608                  SOLE                387,608
STRAYER ED INC                      COM      863236105    21,166     98,720                  SOLE                 98,720
ABBOTT LABS                         COM      002824100    21,140    396,116                  SOLE                396,116
WAL MART STORES INC                 COM      931142103    20,397    363,854                  SOLE                363,854
DIAGEO P L C                   SPON ADR NEW  25243Q205    20,377    359,140                  SOLE                359,140
ENTERPRISE PRODS PARTNERS LP        COM      293792107    19,775    953,969                  SOLE                953,969
WELLS FARGO & CO NEW                COM      949746101    19,516    662,042                  SOLE                662,042
PEOPLES UNITED FINANCIAL INC        COM      712704105    17,821    999,500                  SOLE                999,500
CSX CORP                            COM      126408103    15,998    492,707                  SOLE                492,707
AIRGAS INC                          COM      009363102    15,718    403,132                  SOLE                403,132
BURLINGTON NORTHN SANTA FE          COM      12189T104    15,012    198,293                  SOLE                198,293
COCA COLA CO                        COM      191216100    14,732    325,431                  SOLE                325,431
JOHNSON & JOHNSON                   COM      478160104    13,421    224,333                  SOLE                224,333
MORNINGSTAR INC                     COM      617700109    13,353    376,145                  SOLE                376,145
NUVASIVE INC                        COM      670704105    13,320    384,426                  SOLE                384,426
ITC HLDGS CORP                      COM      465685105    13,192    302,015                  SOLE                302,015
WASTE MGMT INC DEL                  COM      94106L109    12,816    386,734                  SOLE                386,734
US BANCORP DEL                    COM NEW    902973304    12,733    509,135                  SOLE                509,135
PRICE T ROWE GROUP INC              COM      74144T108    12,630    356,392                  SOLE                356,392
STRYKER CORP                        COM      863667101    12,622    315,946                  SOLE                315,946
TEVA PHARMACEUTICAL INDS LTD        ADR      881624209    12,302    288,987                  SOLE                288,987
DIGITAL RLTY TR INC                 COM      253868103    12,301    374,487                  SOLE                374,487
AMERICAN WTR WKS CO INC NEW         COM      030420103    11,693    560,033                  SOLE                560,033
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN 29273R109    10,767    316,604                  SOLE                316,604
EXXON MOBIL CORP                    COM      30231G102    10,651    133,428                  SOLE                133,428
ICON PUB LTD CO                SPONSORED ADR 45103T107     9,439    479,385                  SOLE                479,385
EXPEDITORS INTL WASH INC            COM      302130109     9,437    283,660                  SOLE                283,660
VERIZON COMMUNICATIONS INC          COM      92343V104     8,872    261,724                  SOLE                261,724
DANAHER CORP DEL                    COM      235851102     8,843    156,213                  SOLE                156,213
BAXTER INTL INC                     COM      071813109     8,458    157,846                  SOLE                157,846
MASIMO CORP                         COM      574795100     8,293    278,023                  SOLE                278,023
ALTRIA GROUP INC                    COM      02209S103     7,943    527,460                  SOLE                527,460
KRAFT FOODS INC                    CL A      50075N104     7,614    283,586                  SOLE                283,586
INTUITIVE SURGICAL INC            COM NEW    46120E602     7,330     57,723                  SOLE                 57,723
EXPRESS SCRIPTS INC                 COM      302182100     7,010    127,508                  SOLE                127,508
PRAXAIR INC                         COM      74005P104     6,494    109,410                  SOLE                109,410
SIMON PPTY GROUP INC NEW            COM      828806109     5,754    108,304                  SOLE                108,304
RANGE RES CORP                      COM      75281A109     5,224    151,932                  SOLE                151,932
NOVAMED INC DEL                     COM      66986W108     5,210  1,505,953                  SOLE              1,505,953
DU PONT E I DE NEMOURS & CO         COM      263534109     5,205    205,757                  SOLE                205,757
CISCO SYS INC                       COM      17275R102     4,454    273,252                  SOLE                273,252
CME GROUP INC                       COM      12572Q105     4,212     20,240                  SOLE                 20,240
CELLCOM ISREAL LTD                  SHS      M2196U109     3,836    173,589                  SOLE                173,589

GENERAL ELECTRIC CO                 COM      369604103     3,193    197,116                  SOLE                197,116
WALGREEN CO                         COM      931422109     2,730    110,699                  SOLE                110,699
APOLLO GROUP INC                   CL A      037604105     2,473     32,286                  SOLE                 32,286
PROCTER & GAMBLE CO                 COM      742718109     2,300     37,215                  SOLE                 37,215
GENZYME CORP                        COM      372917104     1,845     27,812                  SOLE                 27,812
MICROSOFT CORP                      COM      594918104     1,775     91,343                  SOLE                 91,343
PFIZER INC                          COM      717081103     1,763     99,548                  SOLE                 99,548
THERMO FISHER SCIENTIFIC INC        COM      883556102     1,760     51,671                  SOLE                 51,671
PETROCHINA CO LTD              SPONSORED ADR 71646E100     1,707     19,195                  SOLE                 19,195
WISCONSIN ENERGY CORP               COM      976657106     1,553     37,014                  SOLE                 37,014
AT&T INC                            COM      00206R102     1,514     53,146                  SOLE                 53,146
BP PLC                         SPONSORED ADR 055622104     1,444     30,900                  SOLE                 30,900
JPMORGAN & CHASE & CO               COM      46625H100     1,312     41,623                  SOLE                 41,623
PEPSICO INC                         COM      713448108     1,305     23,830                  SOLE                 23,830
INTL BUSINESS MACHS                 COM      459200101     1,189     14,129                  SOLE                 14,129
SOUTHWESTERN ENERGY CO              COM      845467109     1,137     39,263                  SOLE                 39,263
COLGATE PALMOLIVE CO                COM      194162103     1,132     16,530                  SOLE                 16,530
NASDAQ OMX GROUP INC                COM      631103108     1,125     45,558                  SOLE                 45,558
BANK OF AMERICA CORPORATION         COM      060505104     1,102     78,320                  SOLE                 78,320
MOSAIC CO                           COM      61945A107     1,033     29,880                  SOLE                 29,880
NORTHERN TR CORP                    COM      665859104     1,017     19,516                  SOLE                 19,516
MARSH & MCLENNAN COS INC            COM      571748102       982     40,500                  SOLE                 40,500
PRIVATEBANCORP INC                  COM      742962103       927     28,572                  SOLE                 28,572
3M CO                               COM      88579Y101       888     15,444                  SOLE                 15,444
PIEDMONT NAT GAS INC                COM      720186105       879     27,770                  SOLE                 27,770
FREEPORT MCMORAN COPPER & GO        COM      35671D857       805     32,948                  SOLE                 32,948
SIGMA ALDRICH CORP                  COM      826552101       791     18,740                  SOLE                 18,740
ALLEGHENY ENERGY INC                COM      017361106       775     22,900                  SOLE                 22,900
FIRST MIDWEST BANCORP DEL           COM      320867104       727     36,406                  SOLE                 36,406
WESTERN UN CO                       COM      959802109       722     50,397                  SOLE                 50,397
RESMED INC                          COM      761152107       698     18,640                  SOLE                 18,640
SCHLUMBERGER LTD                    COM      806857108       654     15,452                  SOLE                 15,452
KINDER MORGAN ENERGY PARTNERS UT LTD PARTNER 494550106       641     14,027                  SOLE                 14,027
STARBUCKS CORP                      COM      855244109       616     65,184                  SOLE                 65,184
FLUOR CORP NEW                      COM      343412102       602     13,425                  SOLE                 13,425
KINDER MORGAN MANAGEMENT LLC        SHS      49455U100       597     14,934                  SOLE                 14,934
MERCK & CO INC                      COM      589331107       577     19,006                  SOLE                 19,006
GENOPTIX INC                        COM      37243V100       551     16,190                  SOLE                 16,190
ILLINOIS TOOL WKS INC               COM      452308109       545     15,576                  SOLE                 15,576
UNIFIRST CORP MASS                  COM      904708104       489     16,500                  SOLE                 16,500
CATERPILLAR INC DEL                 COM      149123101       474     10,625                  SOLE                 10,625
ZIMMER HLDGS INC                    COM      98956P102       474     11,728                  SOLE                 11,728
NORFOLK SOUTHERN CORP               COM      655844108       470     10,000                  SOLE                 10,000
ALLSTATE CORP                       COM      020002101       469     14,317                  SOLE                 14,317
FOSTER WHEELER LTD                SHS NEW    G36535139       460     19,695                  SOLE                 19,695
MEDTRONIC INC                       COM      585055106       453     14,447                  SOLE                 14,447
INTEL CORP                          COM      458140100       447     30,550                  SOLE                 30,550
WRIGHT MED GROUP INC                COM      98235T107       434     21,280                  SOLE                 21,280
HCC INS HLDGS INC                   COM      404132102       425     15,900                  SOLE                 15,900
WYETH                               COM      983024100       405     10,797                  SOLE                 10,797
JOHNSON CTLS INC                    COM      478366107       342     18,884                  SOLE                 18,884
CYBERSOURCE CORP                    COM      23251J106       337     28,120                  SOLE                 28,120
FIFTH THIRD BANCORP                 COM      316773100       327     39,694                  SOLE                 39,694
HALLIBURTON CO                      COM      406216101       302     16,658                  SOLE                 16,658
SIGNATURE BK NEW YORK N Y           COM      82669G104       300     10,473                  SOLE                 10,473
NEOGEN CORP                         COM      640491106       297     11,920                  SOLE                 11,920
DISNEY WALT CO                  COM DISNEY   254687106       296     13,049                  SOLE                 13,049

SUNCOR ENERGY INC                   COM      867229106       269     13,800                  SOLE                 13,800
TYLER TECHNOLOGIES INC              COM      902252105       254     21,256                  SOLE                 21,256
LAWSON PRODS INC                    COM      520776105       252     11,068                  SOLE                 11,068
AUTOLIV INC                         COM      052800109       236     11,000                  SOLE                 11,000
FIRST PACTRUST BANCORP INC          COM      33589V101       231     24,000                  SOLE                 24,000
VODAFONE GROUP PLC NEW         SPONS ADR NEW 92857W209       230     11,297                  SOLE                 11,297
LOWES COS INC COM                   COM      548661107       220     10,262                  SOLE                 10,262
DUKE ENERGY CORP NEW                COM      26441C105       212     14,158                  SOLE                 14,158
ORACLE CORP                         COM      68389X105       205     11,584                  SOLE                 11,584
KANSAS CITY SOUTHERN              COM NEW    485170302       200     10,534                  SOLE                 10,534
COMERICA INC                        COM      200340107       200     10,086                  SOLE                 10,086

TOTAL                                                  1,246,442 30,328,801                                   30,328,801